ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2014
Effect of Acquisitions for Unaudited Pro Forma Consolidated Statements of Income

This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on April 1, 2010 or of future results.

(Amounts in thousands)	2011	2012
Net sales	$890,081	$1,041,960
Net income attributable to ADS	6,363	43,739

Transaction Costs of Acquisition

These costs are included in General and administrative expenses in our Consolidated Statements of Income. The transaction costs for the fiscal year ended March 31, 2012 by transaction were as follows:

(Amounts in thousands)	2012
Sale of septic chamber business (Note 2)	$1,823
Quality	187
Corkery	82

Total transaction costs	$2,092

Corkery [Member]
Schedule of Acquisitions Recognized Assets

The net assets acquired at the date of acquisition are summarized as follows:

(Amounts in thousands)
Inventory	$395
Equipment	1,897
Intangible assets	3,920
Goodwill	13

Total net assets acquired	$6,225

High Density Polyethylene (HDPE) Quality [Member]
Schedule of Acquisitions Recognized Assets	The net assets acquired at the date of acquisition are summarized as follows:

(Amounts in thousands)
Equipment	$8,419
Intangible assets	14,090
Goodwill	16,491

Total net assets acquired	$39,000